Note 3 - Loans and Allowance for Loan Losses (Detail) - Loan Balance by Category (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ (8,740,325)	$ (10,613,145)
Deferred loan fees/costs, net	(136,436)	(237,562)
Net loans	465,531,973	478,960,736
One to Four Family Units [Member]
Loans Receivable	99,381,934	98,030,718
Multi-Family Units [Member]
Loans Receivable	46,405,034	43,165,695
Real Estate Construction [Member]
Loans Receivable	48,917,296	44,912,049
Real Estate Commercial [Member]
Loans Receivable	167,760,850	194,856,374
Commercial Loans [Member]
Loans Receivable	95,226,762	88,088,580
Consumer and Other Loans [Member]
Loans Receivable	16,716,858	20,758,027
Total [Member]
Loans Receivable	$ 474,408,734	$ 489,811,443